NATURE AND DESCRIPTION OF THE PARTNERSHIP (Details)							12 Months Ended
		Oct. 26, 2017	Sep. 26, 2017	Sep. 25, 2017	Jun. 20, 2016 USD ($) credit_facility subsidiary shares	Jun. 19, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2017 USD ($) credit_facility	Sep. 30, 2017 credit_facility
Disclosure of detailed information about borrowings [line items]
Number of shares issued per 50 predecessor shares					0.02000000
Issue of equity	[1]							$ 621,000,000	$ 384,000,000
Number of units issuable per redemption Unit (in units) | shares					1
Preferred shares issued to predecessor, number of subsidiaries | subsidiary					3
Cash dividend as a percentage of redemption value							5.00%
Term of borrowings							5 years 11 months 5 days	5 years 7 months 6 days
Management fee, percent							1.25%
Management fee, quarterly percent							0.3125%
Incentive distribution, unit price percentage increase							20.00%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | credit_facility					2					1	2
Term of borrowings					3 years
Credit facility, maximum borrowing capacity							$ 500,000,000			$ 500,000,000
Holding LP
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						52.00%
Brookfield Asset Management Inc
Disclosure of detailed information about borrowings [line items]
Subsidiary proceeds from predecessor						$ 250,000,000
Limited Partners
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders					45.00%	55.00%
Issue of equity	[1]							$ 421,000,000	$ 192,000,000
Brookfield Asset Management Inc.
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders						100.00%
Proportion of ownership interest in subsidiary		68.00%	69.00%	75.00%	79.00%		68.00%
Brookfield Asset Management Inc. | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity					$ 250,000,000
Brookfield Asset Management Inc. | Preferred shares | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity					$ 15,000,000

[1]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.